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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                    RESEARCH
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/05

                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
-----------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 8
Portfolio Management Discussion                                10
Schedule of Investments                                        14
Financial Statements                                           23
Notes to Financial Statements                                  31
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        38
Trustees, Officers and Service Providers                       43
Programs and Services for Pioneer Shareowners                  44
The Pioneer Family of Mutual Funds                             46

Pioneer Research Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         95.0%
Temporary Cash Investment                                                   2.6%
Depositary Receipts for International Stocks                                1.9%
International Common Stocks                                                 0.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 20.4%
Information Technology                                                     15.3%
Health Care                                                                13.2%
Consumer Discretionary                                                     11.4%
Industrials                                                                11.3%
Consumer Staples                                                           10.1%
Energy                                                                      8.8%
Utilities                                                                   3.4%
Telecommunication Services                                                  3.1%
Materials                                                                   3.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

-------------------------------------------------
 1.   Microsoft Corp.                       3.13%
-------------------------------------------------
 2.   Citigroup, Inc.                       3.10
-------------------------------------------------
 3.   Bank of America Corp.                 2.88
-------------------------------------------------
 4.   Merck & Co., Inc.                     2.66
-------------------------------------------------
 5.   ConocoPhillips                        2.45
-------------------------------------------------
 6.   Cardinal Health, Inc.                 2.37
-------------------------------------------------
 7.   Tyco International, Ltd.              2.32
-------------------------------------------------
 8.   Exxon Mobil Corp.                     2.31
-------------------------------------------------
 9.   American International Group, Inc.    2.27
-------------------------------------------------
10.   Avon Products, Inc.                   2.26
-------------------------------------------------

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Research Fund

-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------

 Class   6/30/05   12/31/04
-------  -------   --------
   A      $9.17     $9.17
   B      $8.83     $8.87
   C      $8.88     $8.92
   Y      $9.22     $9.21

Distributions Per Share
-----------------------------------------------------------------------------

                     1/1/05 - 6/30/05
                     ----------------
           Income      Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
    A       $ -           $ -             $ -
    B       $ -           $ -             $ -
    C       $ -           $ -             $ -
    Y       $ -           $ -             $ -

-----------------------------------------------------------------------------
INDEX DEFINITIONS
-----------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-7.

Pioneer Research Fund

-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                     CLASS A SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)

                           Net Asset    Public Offering
Period                    Value (NAV)     Price (POP)
Life-of-Class
(11/18/99)                   -1.39%        -2.42%
5 Year                       -3.08         -4.22
1 Year                        8.25          2.04

-----------------------------------------------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                Pioneer        Standard &
                Research       Poor's 500
                  Fund            Index
11/99            9,425           10,000
                10,315           10,543
 6/05            8,731            8,980
                 7,156            7,366
 6/05            6,956            7,384
                 8,149            8,795
 6/05            8,821            9,350

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                     CLASS B SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)

                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (11/18/99)                  -2.18%      -2.18%
 5 Year                      -3.83       -3.83
 1 Year                       7.33        3.33

-----------------------------------------------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                Pioneer        Standard &
                Research       Poor's 500
                  Fund            Index
11/99            10,000          10,000
                 10,893          10,543
 6/05             9,158           8,980
                  7,444           7,366
 6/05             7,181           7,384
                  8,347           8,795
 6/05             8,959           9,350

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund

-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                     CLASS C SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (11/19/99)                  -2.08%      -2.08%
 5 Year                      -3.76       -3.76
 1 Year                       7.44        7.44

-----------------------------------------------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                Pioneer        Standard &
                Research       Poor's 500
                  Fund            Index
11/99            10,000          10,000
                 10,891          10,543
 6/05             9,159           8,980
                  7,460           7,366
 6/05             7,206           7,384
                  8,370           8,795
 6/05             8,993           9,350

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund

-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                     CLASS Y SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                               If         If
Period                        Held     Redeemed
 Life-of-Class
 (8/11/04)                   -1.36%      -1.36%
 5 Years                     -3.04       -3.04
 1 Year                       8.45        8.45

-----------------------------------------------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                Pioneer        Standard &
                Research       Poor's 500
                  Fund            Index
11/99            10,000          10,000
                 10,543          10,941
 6/05             8,980           9,261
                  7,366           7,591
 6/05             7,384           7,379
                  8,795           8,644
 6/05             9,350           9,375

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 11/18/99 to 8/11/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                          A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/05
Ending Account Value             $1,000.00      $  995.50      $  995.50      $1,001.10
On 6/30/05
Expenses Paid During Period*     $    6.20      $   10.64      $   10.64      $    5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/05
Ending Account Value              $1,018.60      $1,014.13      $1,014.13      $1,019.04
On 6/30/05
Expenses Paid During Period*      $    6.26      $   10.74      $   10.74      $    5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

In the following interview, John Sinclair and Greg Andrews, members of the Pioneer Research Fund team, discuss the factors that influenced performance for the six months ended June 30, 2005.

Q: What was the overall market backdrop in the first half of the year?

A: The U.S. market produced a modest gain for the semiannual reporting period, during which stocks traded back and forth within a fairly narrow range. Investors were encouraged by steady economic growth and the continued strength of corporate earnings, and this helped support market performance. However, several key concerns weighed on stock prices, including rising oil prices, the possibility of higher inflation, interest-rate increases by the U.S. Federal Reserve, and the notion that profit growth could slow in the second half of the year. In this unstable environment, we took advantage of market volatility to add selectively to positions in stocks we favor and to lighten our positions in those that we believed had become fully valued.

Q: How did the Fund perform in relation to its benchmark and peer group?

A: Class A shares of the Fund produced a total return of 0.00% at net asset value during the six-month period ended June 30, 2005. In comparison, the Fund's benchmark, the S&P 500 Index declined 0.81%. The Fund also beat the -1.20% average return of the 933 funds in the Lipper Large-Cap Core category during the semiannual period. Notably, the Fund has outperformed its peer group over the one-, three-, and five-year periods ended June 30, 2005.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   While past performance is no guarantee of future results, of course, we believe the Fund's strong historical performance is the result of our disciplined management process. We manage the

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   portfolio using a "bottom-up" approach, which means that we emphasize fundamental research and individual stock selection. We strive to keep the Fund's industry weightings closely in line with those of the benchmark index, so that our performance results will be almost entirely the result of the quality of our stock picks rather than our view on industry sectors, the economy, or the market as a whole. We believe the focus on individual stock selection is the way we can add the greatest amount of value for shareholders.

Q: What factors helped performance during the reporting period?

A: Our stock picks performed particularly well in three areas: consumer discretionary, consumer staples and energy.

   Consumer discretionary was our top sector in terms of relative performance, as our holdings outperformed the discretionary stocks in the benchmark by over 6.5 percentage points. Our top performer was the retailer JCPenney, which we originally purchased on the belief that the company would be able to sell its stake in the drug chain Eckerd's for more than the market was expecting and would then be able to use the proceeds to boost earnings by repurchasing shares and reducing debt. Events subsequently unfolded as we thought they would, and that was reflected in the company's rising stock price. Relative performance also benefited from our decision not to own eBay, a poor performer during the first half of the year. Though we have confidence in the company's business model, we believed the stock was overvalued with respect to what we anticipated would be a declining rate of profit growth. As a result, we were able to avoid its decline from about $58 (split-adjusted) to $33 during the first half of the year.

   Our holdings in the consumer staples group outpaced the benchmark return by over four percentage points. We generated strong performance through our positions in two drug retailers: CVS and Walgreen. CVS was on the other side of the Eckerd's deal as the buyer, and we believed the acquisition would lead to better-than-expected synergies and a resulting boost to earnings. CVS so far is on track to meet our expectations, and we continue to hold the stock on the belief that this positive story will continue to unfold. Walgreen, meanwhile, is also a well-run drug chain, but we sold our position in the stock due to its rich valuation. Another winner

Pioneer Research Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

   within staples was Dean Foods, which performed very well on the strength of robust growth and a favorable earnings outlook. It is also worth noting that we maintain a large overweight in Altria Group (formerly known as Phillip Morris), as we believe its litigation issues are being overestimated by the market. Our view is that those issues will be resolved favorably, and that the potential remains in place for the company to unlock further value.

   We generated strong outperformance through our stock picks in the energy sector, the strongest of the ten major S&P industry groups in the first half of 2005. The Fund's top performers here were Premcor, a refining company that received a premium acquisition offer, and Conoco Phillips, which was a strong performer relative to other large, integrated oil companies.

Q: What elements of your positioning detracted from performance?

A: Our stock selection was strong across the board, but the one area where we did not add value was in financials. The Fund's holdings in this sector underperformed the financial stocks in the S&P 500 by a relatively small margin - about 1.5 percentage points - but this was enough to affect performance since financials make up over 20% of the benchmark. Our largest performance deficit was in the insurance area, where holdings in American International Group (AIG) and Willis Group both declined due to a combination of regulatory issues and SEC inquiries. We believe the market's response to the two companies' problems was excessive in light of their strong fundamentals and therefore maintain our long-term holdings in both stocks.

Q: Technology and health care are the second and third largest sectors in the S&P 500. How did your picks perform in these areas?

A: Our stock picks in technology provided marginal outperformance. We added value through selection in the semiconductor industry by owning Texas Instruments, Intel, and Taiwan Semiconductor; and in computer and peripherals through the outperformance of Hewlett Packard, which rallied on news of a management change. Unfortunately, we gave back some of those gains with a decline in the share price of Avaya, a telecommunications equipment company.

   Our performance in health care was essentially flat in relation to the benchmark. Notable winners included HCA, a hospital operator

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   that rose over 40% during the period, as well as the mid-cap pharmaceutical companies IVAX and Cubist Pharmaceuticals. The largest detractor in health care was Guidant, which reported late in the period that it would be forced to recall its implantable cardiac defibrillators due to safety concerns.

Q: Do you have any closing thoughts for shareowners?

A: In an uncertain environment, investors appear to have become more intensely focused on daily news events, individual data points, and other short-term developments. In keeping with our disciplined, long-term approach, we prefer to look beyond this market "noise" to invest in what we believe are the highest-quality stocks in the market.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund

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SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                           Value
             COMMON STOCKS - 98.0%
             Energy - 8.6%
             Integrated Oil & Gas - 6.5%
 11,315      ConocoPhillips                 $    650,499
 6,388       Occidental Petroleum Corp.          491,429
10,641       Exxon Mobil Corp.                   611,538
                                            ------------
                                            $  1,753,466
                                            ------------
             Oil & Gas Equipment & Services - 1.2%
 5,712       Weatherford Intl., Inc.*       $    331,182
                                            ------------
             Oil & Gas Refining & Marketing - 0.9%
 3,352       Premcor, Inc.                  $    248,651
                                            ------------
             Total Energy                   $  2,333,299
                                            ------------
             Materials - 2.9%
             Aluminum - 0.2%
 1,971       Alcoa, Inc.                    $     51,502
                                            ------------
             Diversified Chemical - 0.9%
 3,269       Engelhard Corp.*               $     93,330
 2,251       PPG Industries, Inc.                141,273
                                            ------------
                                            $    234,603
                                            ------------
             Diversified Metals & Mining - 0.3%
   767       Phelps Dodge Corp.             $     70,948
                                            ------------
             Fertilizers & Agricultural Chemicals - 0.4%
 1,802       Monsanto Co.*                  $    113,292
                                            ------------
             Forest Products - 0.5%
 2,302       Louisiana-Pacific Corp.        $     56,583
 1,380       Weyerhaeuser Co.                     87,837
                                            ------------
                                            $    144,420
                                            ------------
             Gold - 0.3%
 1,995       Newmont Mining Corp.           $     77,865
                                            ------------
             Paper Products - 0.1%
 1,242       Meadwestvaco Corp.             $     34,826
                                            ------------
             Steel - 0.2%
 1,278       Nucor Corp.                    $     58,302
                                            ------------
             Total Materials                $    785,758
                                            ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                    Value
            Capital Goods - 9.2%
            Aerospace & Defense - 2.0%
 4,916      Northrop Grumman Corp.                   $    271,609
 5,272      United Technologies Corp.                     270,717
                                                     ------------
                                                     $    542,326
                                                     ------------
            Building Products - 0.9%
 5,726      American Standard Companies, Inc.        $    240,034
                                                     ------------
            Construction & Farm Machinery & Heavy Trucks - 2.0%
 8,227      Deere & Co.                              $    538,786
                                                     ------------
            Industrial Conglomerates - 2.3%
21,014      Tyco International, Ltd.                 $    613,609
                                                     ------------
            Industrial Machinery - 2.0%
 9,790      Flowserve Corp.*                         $    296,245
 2,489      ITT Industries, Inc.                          243,001
                                                     ------------
                                                     $    539,246
                                                     ------------
            Total Capital Goods                      $  2,474,001
                                                     ------------
            Commercial Services & Supplies - 0.4%
            Diversified Commercial Services - 0.4%
 1,837      The Dun & Bradstreet Corp.*              $    113,251
                                                     ------------
            Total Commercial Services & Supplies     $    113,251
                                                     ------------
            Transportation - 1.5%
            Air Freight & Couriers - 0.9%
   824      FedEx Corp.                              $     66,752
 2,770      United Parcel Service                         191,573
                                                     ------------
                                                     $    258,325
                                                     ------------
            Railroads - 0.6%
 1,127      Burlington Northern, Inc.                $     53,059
 1,520      Norfolk Southern Corp.                         47,059
   812      Union Pacific Corp.                            52,618
                                                     ------------
                                                     $    152,736
                                                     ------------
            Total Transportation                     $    411,061
                                                     ------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Research Fund

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SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                 Value
           Automobiles & Components - 0.4%
           Auto Parts & Equipment - 0.4%
   940     Johnson Controls, Inc.                $     52,950
   668     Magna International, Inc.                   46,987
                                                 ------------
                                                 $     99,937
                                                 ------------
           Total Automobiles & Components        $     99,937
                                                 ------------
           Consumer Durables & Apparel - 1.2%
           Apparel, Accessories & Luxury Goods - 0.8%
 5,671     Liz Claiborne, Inc.                   $    225,479
                                                 ------------
           Footwear - 0.4%
 1,251     Nike, Inc.                            $    108,337
                                                 ------------
           Total Consumer Durables & Apparel     $    333,816
                                                 ------------
           Consumer Services - 1.8%
           Hotels, Resorts & Cruise Lines - 0.7%
 3,160     Carnival Corp.                        $    172,378
                                                 ------------
           Restaurants - 0.9%
 4,677     Ruby Tuesday, Inc. (b)                $    121,134
 2,509     Tricon Global Restaurants, Inc             130,669
                                                 ------------
                                                 $    251,803
                                                 ------------
           Specialized Consumer Services - 0.2%
   994     H & R Block, Inc.                     $     58,000
                                                 ------------
           Total Consumer Services               $    482,181
                                                 ------------
           Media - 3.5%
           Broadcasting & Cable TV - 0.7%
 6,570     Comcast Corp.*                        $    201,699
                                                 ------------
           Movies & Entertainment - 2.2%
12,610     The Walt Disney Co.                   $    317,520
16,180     Time Warner, Inc.*                         270,368
                                                 ------------
                                                 $    587,888
                                                 ------------
           Publishing - 0.6%
   969     Gannett Co.                           $     68,925
 2,170     McGraw-Hill Co., Inc.                       96,023
                                                 ------------
                                                 $    164,948
                                                 ------------
           Total Media                           $    954,535
                                                 ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                      Value
             Retailing - 4.2%
             Apparel Retail - 1.5%
 13,527      Ross Stores, Inc.                         $    391,066
                                                       ------------
             Department Stores - 1.6%
 2,537       Federated Department Stores, Inc. (b)     $    185,911
 4,862       J.C. Penney Co., Inc.                          255,644
                                                       ------------
                                                       $    441,555
                                                       ------------
             General Merchandise Stores - 1.1%
 5,619       Target Corp.                              $    305,730
                                                       ------------
             Total Retailing                           $  1,138,351
                                                       ------------
             Food & Drug Retailing - 2.8%
             Drug Retail - 1.3%
11,963       CVS Corp.                                 $    347,764
                                                       ------------
             Food Distributors - 0.7%
 5,592       Sysco Corp.                               $    202,374
                                                       ------------
             Hypermarkets & Supercenters - 0.8%
 4,831       Costco Wholesale Corp.                    $    216,525
                                                       ------------
             Total Food & Drug Retailing               $    766,663
                                                       ------------
             Food, Beverage & Tobacco - 4.9%
             Packaged Foods & Meats - 0.4%
 2,757       Dean Foods Co.*                           $     97,157
     -       TreeHouse Foods, Inc.*                              11
                                                       ------------
                                                       $     97,168
                                                       ------------
             Soft Drinks - 2.3%
 6,428       Cott Corp.* (b)                           $    140,323
 9,113       PepsiCo, Inc.                                  491,464
                                                       ------------
                                                       $    631,787
                                                       ------------
             Tobacco - 2.2%
 9,108       Altria Group, Inc.                        $    588,923
                                                       ------------
             Total Food, Beverage & Tobacco            $  1,317,878
                                                       ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
             Household & Personal Products - 2.2%
             Personal Products - 2.2%
 15,840      Avon Products, Inc.                        $    599,544
                                                        ------------
             Total Household & Personal Products        $    599,544
                                                        ------------
             Health Care Equipment & Services - 4.6%
             Health Care Distributors - 2.3%
 10,891      Cardinal Health, Inc.                      $    627,104
                                                        ------------
             Health Care Equipment - 1.1%
  4,416      Guidant Corp.                              $    297,197
                                                        ------------
             Health Care Facilities - 0.5%
  2,365      HCA, Inc.                                  $    134,025
                                                        ------------
             Health Care Services - 0.7%
  7,612      IMS Health, Inc. (b)                       $    188,549
                                                        ------------
             Total Health Care Equipment & Services     $  1,246,875
                                                        ------------
             Pharmaceuticals & Biotechnology - 8.4%
             Biotechnology - 1.7%
  5,093      Amgen, Inc.*                               $    307,923
 11,923      Cubist Pharmaceuticals, Inc.*                   157,026
                                                        ------------
                                                        $    464,949
                                                        ------------
             Pharmaceuticals - 6.7%
     21      AstraZeneca Plc (A.D.R.)                   $        866
  3,139      AstraZeneca Plc                                 129,891
  9,165      Bristol-Myers Squibb Co.                        228,942
 13,423      IVAX Corp.*                                     288,595
 22,897      Merck & Co., Inc.                               705,228
 23,417      Schering-Plough Corp.                           446,328
                                                        ------------
                                                        $  1,799,850
                                                        ------------
             Total Pharmaceuticals & Biotechnology      $  2,264,799
                                                        ------------
             Banks - 8.0%
             Diversified Banks - 5.7%
 16,760      Bank of America Corp.                      $    764,424
  6,177      U.S. Bancorp                                    180,368
 11,750      Wachovia Corp.                                  582,800
                                                        ------------
                                                        $  1,527,592
                                                        ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
             Thrifts & Mortgage Finance - 2.3%
  4,078      Freddie Mac                                     $    266,008
 23,200      Hudson City Bancorp, Inc.*                           264,712
  4,528      Sovereign Bancorp, Inc.                              101,156
                                                             ------------
                                                             $    631,876
                                                             ------------
             Total Banks                                     $  2,159,468
                                                             ------------
             Diversified Financials - 7.4%
             Asset Management & Custody Banks - 0.5%
  4,767      The Bank of New York Co., Inc.                  $    137,194
                                                             ------------
             Consumer Finance - 0.9%
 14,152      Providian Financial Corp.*                      $    249,500
                                                             ------------
             Investment Banking & Brokerage - 2.9%
  3,660      Goldman Sachs Group, Inc.                       $    373,393
  7,691      Merrill Lynch & Co., Inc.                            423,082
                                                             ------------
                                                             $    796,475
                                                             ------------
             Diversified Financial Services - 3.0%
 17,743      Citigroup, Inc.                                 $    820,259
                                                             ------------
             Total Diversified Financials                    $  2,003,428
                                                             ------------
             Insurance - 4.2%
             Insurance Brokers - 0.2%
  1,757      Willis Group Holdings, Ltd.                     $     57,489
                                                             ------------
             Multi-Line Insurance - 3.1%
 10,366      American International Group, Inc.              $    602,265
  3,254      Hartford Financial Services Group, Inc. (b)          243,334
                                                             ------------
                                                             $    845,599
                                                             ------------
             Property & Casualty Insurance - 0.9%
  1,948      ACE, Ltd.                                       $     87,368
     25      Berkshire Hathaway, Inc. (Class B)*                   69,588
    116      White Mountains Insurance Group, Ltd.                 73,184
                                                             ------------
                                                             $    230,140
                                                             ------------
             Total Insurance                                 $  1,133,228
                                                             ------------
             Real Estate - 0.4%
             Real Estate Investment Trusts - 0.4%
  4,205      BioMed Property Trust, Inc.                     $    100,289
                                                             ------------
             Total Real Estate                               $    100,289
                                                             ------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                      Value
             Software & Services - 5.2%
             IT Consulting & Other Services - 0.6%
  6,970      Accenture, Ltd.*                          $    158,010
                                                       ------------
             Systems Software - 4.6%
 33,423      Microsoft Corp.                           $    830,227
  9,856      Macrovision Corp.*                             222,154
  8,697      Symantec Corp.*                                189,073
                                                       ------------
                                                       $  1,241,454
                                                       ------------
             Total Software & Services                 $  1,399,464
                                                       ------------
             Technology Hardware & Equipment - 6.6%
             Communications Equipment - 1.9%
 27,080      Avaya, Inc.*                              $    225,306
  9,170      Qualcomm, Inc.                                 302,702
                                                       ------------
                                                       $    528,008
                                                       ------------
             Computer Hardware - 3.2%
 12,698      Dell, Inc.*                               $    501,698
 15,322      Hewlett-Packard Co.                            360,220
                                                       ------------
                                                       $    861,918
                                                       ------------
             Computer Storage & Peripherals - 1.5%
 16,580      Sandisk Corp.*                            $    393,443
                                                       ------------
             Total Technology Hardware & Equipment     $  1,783,369
                                                       ------------
             Semiconductors - 3.2%
             Semiconductor Equipment - 0.6%
 10,630      Applied Materials, Inc.                   $    171,993
                                                       ------------
             Semiconductors - 2.6%
 17,797      Intel Corp.                               $    463,790
  7,967      Texas Instruments, Inc.                        223,634
                                                       ------------
                                                       $    687,424
                                                       ------------
             Total Semiconductors                      $    859,417
                                                       ------------
             Telecommunication Services - 3.1%
             Integrated Telecommunication Services - 1.1%
 11,310      BellSouth Corp.                           $    300,507
                                                       ------------
             Wireless Telecommunication Services - 2.0%
 21,596      Vodafone Group Plc (A.D.R.)               $    525,215
                                                       ------------
             Total Telecommunication Services          $    825,722
                                                       ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
             Utilities - 3.4%
             Electric Utilities - 2.5%
  8,505      Allegheny Energy, Inc.*                        $   214,496
  2,110      Edison International                                85,561
  7,230      Exelon Corp.                                       371,113
                                                            -----------
                                                            $   671,170
                                                            -----------
             Independent Power Producer & Energy Traders - 0.9%
  6,416      NRG Energy, Inc.*                              $   241,242
                                                            -----------
             Total Utilities                                $   912,412
                                                            -----------
             TOTAL COMMON STOCKS
             (Cost $25,145,657)                             $26,498,746
                                                            -----------
             TEMPORARY CASH INVESTMENT - 2.7%
             Security Lending Collateral - 2.7%
717,144      Securities Lending Investment Fund, 3.29%      $   717,144
                                                            -----------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $717,144)                                $   717,144
                                                            -----------
             TOTAL INVESTMENT IN SECURITIES - 100.7%
             (Cost $25,862,801) (a)                         $27,215,890
                                                            -----------
             OTHER ASSETS AND LIABILITIES - (0.7)%          $  (179,837)
                                                            -----------
             TOTAL NET ASSETS - 100.0%                      $27,036,053
                                                            -----------

(A.D.R.) American Depositary Receipt


*        Non-income producing security


(a) At June 30, 2005, the net unrealized gain on investments based oncos for federal income tax purposes of $26,043,296 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                          $1,986,555
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                            (813,961)
                                                                                   ----------
         Net unrealized gain                                                       $1,172,594
                                                                                   ----------

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Research Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(b)   At June 30, 2005, the following securities were out on loan:

                                                         Market
  Shares                     Security                     Value
  4,890     Cott Corp.*                                 $106,749
  2,195     Federated Department Stores, Inc.            106,849
  1,719     Hartford Financial Services Group, Inc.      128,547
  7,231     IMS Health, Inc.                             179,112
  4,312     Ruby Tuesday, Inc.                           111,681
                                                        --------
            Total                                       $632,938
                                                        --------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $14,789,304 and $9,011,856, respectively.


22     The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities
    loaned of $632,938) (cost $25,862,801)                    $27,215,890
  Cash                                                            305,347
  Receivables -
    Investment securities sold                                    246,128
    Fund shares sold                                              251,005
    Dividends, interest and foreign taxes withheld                 43,736
    Due from Pioneer Investment Management, Inc.                    6,564
  Other                                                               603
                                                              -----------
     Total assets                                             $28,069,273
                                                              -----------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   244,565
    Fund shares repurchased                                           923
    Upon return of securities loaned                              717,144
  Due to affiliates                                                 6,392
  Accrued expenses                                                 64,196
                                                              -----------
     Total liabilities                                        $ 1,033,220
                                                              -----------
NET ASSETS:
  Paid-in capital                                             $31,473,864
  Undistributed net investment income                              15,162
  Accumulated net realized loss on investments and foreign
    currency transactions                                      (5,806,062)
  Net unrealized gain on investments                            1,353,089
                                                              -----------
     Total net assets                                         $27,036,053
                                                              -----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $7,863,513/857,250 shares)                $      9.17
                                                              -----------
  Class B (based on $5,943,052/672,686 shares)                $      8.83
                                                              -----------
  Class C (based on $3,260,308/367,102 shares)                $      8.88
                                                              -----------
  Class Y (based on $9,969,180/1,081,547 shares)              $      9.22
                                                              -----------
MAXIMUM OFFERING PRICE:
  Class A ($9.17[divided by] 94.25%)                          $      9.73
                                                              -----------

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Research Fund

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $434)             $  201,328
  Interest                                                           3,352
  Income from securities loaned, net                                   154
                                                                ----------
     Total investment income                                                     $  204,834
                                                                                 ----------
EXPENSES:
  Management fees                                               $   87,212
  Transfer agent fees and expenses
    Class A                                                          7,706
    Class B                                                          7,894
    Class C                                                          3,229
    Class Y                                                             57
  Distribution fees
    Class A                                                          4,331
    Class B                                                         31,760
    Class C                                                         16,551
  Administrative reimbursements                                      9,326
  Custodian fees                                                    11,080
  Registration fees                                                 38,020
  Professional fees                                                 22,251
  Printing expense                                                  12,360
  Fees and expenses of nonaffiliated trustees                        3,976
  Miscellaneous                                                      3,292
                                                                ----------
     Total expenses                                                              $  259,045
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                            (72,493)
     Less fees paid indirectly                                                         (369)
                                                                                 ----------
     Net expenses                                                                $  186,183
                                                                                 ----------
       Net investment income                                                     $   18,651
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                                 $  667,683
    Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                    (114)      $  667,569
                                                                ----------       ----------
  Change in net unrealized gain (loss) on:
    Investments                                                 $ (689,090)
    Other assets and liabilities denominated in
     foreign currencies                                                 14       $ (689,076)
                                                                ----------       ----------
  Net loss on investments and foreign currency transactions                      $  (21,507)
                                                                                 ----------
  Net decrease in net assets resulting from operations                           $   (2,856)
                                                                                 ----------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                              Six Months
                                                                Ended
                                                               6/30/05          Year Ended
                                                             (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income                                       $    18,651       $    70,446
Net realized gain on investments and foreign currency
  transactions                                                  667,569         1,331,764
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                            (689,076)          651,888
                                                            -----------       -----------
    Net increase (decrease) in net assets resulting
     from operations                                        $    (2,856)      $ 2,054,098
                                                            -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.07 per share, respectively)       $         -       $   (64,580)
    Class B ($0.00 and $0.00 per share, respectively)                 -            (2,900)
    Class C ($0.00 and $0.01 per share, respectively)                 -            (1,970)
    Class Y ($0.00 and $0.04 per share, respectively)                 -            (9,305)
                                                            -----------       -----------
     Total distributions to shareowners                     $         -       $   (78,755)
                                                            -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 8,421,657       $ 4,274,780
Reinvestment of distributions                                         -            67,428
Cost of shares repurchased                                   (2,396,933)       (5,068,132)
                                                            -----------       -----------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                           $ 6,024,724       $  (725,924)
                                                            -----------       -----------
    Net increase in net assets                              $ 6,021,868       $ 1,249,419
NET ASSETS:
Beginning of period                                          21,014,185        19,764,766
                                                            -----------       -----------
End of period (including undistributed (distributions in
  excess of) net investment income of $15,162 and
  ($3,489), respectively)                                   $27,036,053       $21,014,185
                                                            -----------       -----------

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Research Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
-----------------------------------------------------------------------------

                                    '05 Shares       '05 Amount
                                    (unaudited)      (unaudited)      '04 Shares       '04 Amount
CLASS A
Shares sold                            58,883      $  534,482         118,957       $ 1,002,536
Reinvestment of distributions               -               -           6,016            54,744
Less shares repurchased               (84,620)       (768,585)       (235,477)       (1,987,362)
                                      -------      ----------        --------       -----------
    Net decrease                      (25,737)     $ (234,103)       (110,504)      $  (930,082)
                                      -------      ----------        --------       -----------
CLASS B
Shares sold                            10,101      $   88,553          66,249       $   541,113
Reinvestment of distributions               -               -             237             2,087
Less shares repurchased              (123,401)     (1,076,498)       (218,467)       (1,811,616)
                                     --------      ----------        --------       -----------
    Net decrease                     (113,300)     $ (987,945)       (151,981)      $(1,268,416)
                                     --------      ----------        --------       -----------
CLASS C
Shares sold                            27,522      $  241,504          51,076       $   423,006
Reinvestment of distributions               -               -             152             1,344
Less shares repurchased               (60,954)       (535,563)       (144,892)       (1,189,250)
                                     --------      ----------        --------       -----------
    Net decrease                      (33,432)     $ (294,059)        (93,664)      $  (764,900)
                                     --------      ----------        --------       -----------
CLASS Y(a)
Shares sold                        825,640.00      $7,557,118         266,307       $ 2,308,125
Reinvestment of distributions               -               -           1,011             9,253
Less shares repurchased             (1,783.00)        (16,287)         (9,628)          (79,904)
                                   ----------      ----------        --------       -----------
    Net increase                      823,857      $7,540,831         257,690       $ 2,237,474
                                   ----------      ----------        --------       -----------

(a) Class Y shares were first publicly offered on August 11, 2004.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                    6/30/05      Year Ended
                                                                  (unaudited)     12/31/04
CLASS A
Net asset value, beginning of period                              $    9.17       $   8.30
                                                                  ---------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $    0.02       $   0.07
 Net realized and unrealized gain (loss) on investments               (0.02)          0.87
                                                                  ---------       --------
  Net increase (decrease) from investment operations              $       -       $   0.94
Distributions to shareowners:
 Net investment income                                                    -          (0.07)
                                                                  ---------       --------
Net increase (decrease) in net asset value                        $       -       $   0.87
                                                                  ---------       --------
Net asset value, end of period                                    $    9.17       $   9.17
                                                                  ---------       --------
Total return*                                                          0.00%         11.38%
Ratio of net expenses to average net assets+                           1.25%**        1.16%
Ratio of net investment income (loss) to average net assets+           0.49%**        0.79%
Portfolio turnover rate                                                  78%**         106%
Net assets, end of period (in thousands)                          $   7,864       $  8,096
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.94%**        2.20%
 Net investment loss                                                  (0.20)%**      (0.25)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.25%**        1.16%
 Net investment income (loss)                                          0.49%**        0.79%

                                                                 Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/03(a)    12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                             $   6.66     $    8.61    $    9.99     $ 10.55
                                                                 --------     ---------    ---------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.02     $   (0.02)   $   (0.04)    $ (0.03)
 Net realized and unrealized gain (loss) on investments              1.62         (1.93)       (1.34)      (0.53)
                                                                 --------     ---------    ---------     -------
  Net increase (decrease) from investment operations             $   1.64     $   (1.95)   $   (1.38)    $ (0.56)
Distributions to shareowners:
 Net investment income                                                  -             -            -           -
                                                                 --------     ---------    ---------     -------
Net increase (decrease) in net asset value                       $   1.64     $   (1.95)   $   (1.38)    $ (0.56)
                                                                 --------     ---------    ---------     -------
Net asset value, end of period                                   $   8.30     $    6.66    $    8.61     $  9.99
                                                                 --------     ---------    ---------     -------
Total return*                                                       24.62%       (22.65)%     (13.81)%     (5.31)%
Ratio of net expenses to average net assets+                         1.40%         1.75%        1.75%       1.70%
Ratio of net investment income (loss) to average net assets+         0.21%        (0.28)%      (0.43)%     (0.46)%
Portfolio turnover rate                                                74%            6%          24%         33%
Net assets, end of period (in thousands)                         $  8,244     $   6,680    $   9,491     $10,768
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.96%         2.08%        1.88%       2.08%
 Net investment loss                                                (0.35)%       (0.61)%      (0.56)%     (0.84)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.40%         1.75%        1.75%       1.66%
 Net investment income (loss)                                        0.21%        (0.28)%      (0.43)%     (0.42)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/05       Year Ended
                                                                (unaudited)      12/31/04
CLASS B
Net asset value, beginning of period                            $    8.87        $  8.03
                                                                ---------        -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.02)       $  0.00(b)
 Net realized and unrealized gain (loss) on investments             (0.02)          0.84
                                                                ---------        -------
  Net increase (decrease) from investment operations            $   (0.04)       $  0.84
Distributions to shareowners:
 Net investment income                                                  -           0.00(b)
                                                                ---------        -------
Net increase (decrease) in net asset value                      $   (0.04)       $  0.84
                                                                ---------        -------
Net asset value, end of period                                  $    8.83        $  8.87
                                                                ---------        -------
Total return*                                                       (0.45)%        10.51%
Ratio of net expenses to average net assets+                         2.16%**        1.95%
Ratio of net investment loss to average net assets+                 (0.43)%**       0.00%(b)
Portfolio turnover rate                                                78%**         106%
Net assets, end of period (in thousands)                        $   5,943        $ 6,972
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.89%**        2.98%
 Net investment loss                                                (1.16)%**      (1.03)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%**        1.95%
 Net investment loss                                                (0.42)%**       0.00%(b)

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                              12/31/03(a)    12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                            $  6.50     $    8.45    $    9.89     $ 10.52
                                                                -------     ---------    ---------     -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.04)    $   (0.07)   $   (0.10)    $ (0.09)
 Net realized and unrealized gain (loss) on investments            1.57         (1.88)       (1.34)      (0.54)
                                                                -------     ---------    ---------     -------
  Net increase (decrease) from investment operations            $  1.53     $   (1.95)   $   (1.44)    $ (0.63)
Distributions to shareowners:
 Net investment income                                                -             -            -           -
                                                                -------     ---------    ---------     -------
Net increase (decrease) in net asset value                      $  1.53     $   (1.95)   $   (1.44)    $ (0.63)
                                                                -------     ---------    ---------     -------
Net asset value, end of period                                  $  8.03     $    6.50    $    8.45     $  9.89
                                                                -------     ---------    ---------     -------
Total return*                                                     23.54%       (23.08)%     (14.56)%     (5.99)%
Ratio of net expenses to average net assets+                       2.20%         2.45%        2.53%       2.47%
Ratio of net investment loss to average net assets+               (0.59)%       (0.97)%      (1.21)%     (1.23)%
Portfolio turnover rate                                              74%            6%          24%         33%
Net assets, end of period (in thousands)                        $ 7,532     $   6,613    $   9,732     $10,466
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.76%         2.78%        2.66%       2.86%
 Net investment loss                                              (1.15)%       (1.30)%      (1.34)%     (1.62)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.20%         2.45%        2.51%       2.43%
 Net investment loss                                              (0.59)%       (0.97)%      (1.19)%     (1.19)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/05       Year Ended
                                                                (unaudited)      12/31/04
CLASS C
Net asset value, beginning of period                            $    8.92        $  8.07
                                                                ---------        -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.02)       $  0.00(b)
 Net realized and unrealized gain (loss) on investments             (0.02)          0.85
                                                                ---------        -------
  Net increase (decrease) from investment operations            $   (0.04)       $  0.85
Distributions to shareowners:
 Net investment income                                                  -           0.00(b)
                                                                ---------        -------
Net increase (decrease) in net asset value                      $   (0.04)       $  0.85
                                                                ---------        -------
Net asset value, end of period                                  $    8.88        $  8.92
                                                                ---------        -------
Total return*                                                       (0.45)%        10.60%
Ratio of net expenses to average net assets+                         2.15%**        1.92%
Ratio of net investment loss to average net assets+                 (0.41)%**       0.00%(b)
Portfolio turnover rate                                                78%**         106%
Net assets, end of period (in thousands)                        $   3,260        $ 3,572
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.83%**        2.94%
 Net investment loss                                                (1.09)%**      (1.02%)
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%**        1.92%
 Net investment loss                                                (0.41)%**       0.00%(b)

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                              12/31/03(a)    12/31/02     12/31/01     12/31/00
CLASS C
Net asset value, beginning of period                            $  6.53     $    8.48    $    9.91     $ 10.54
                                                                -------     ---------    ---------     -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.04)    $   (0.07)   $   (0.11)    $ (0.08)
 Net realized and unrealized gain (loss) on investments            1.58         (1.88)       (1.32)      (0.55)
                                                                -------     ---------    ---------     -------
  Net increase (decrease) from investment operations            $  1.54     $   (1.95)   $   (1.43)    $ (0.63)
Distributions to shareowners:
 Net investment income                                                -             -            -           -
                                                                -------     ---------    ---------     -------
Net increase (decrease) in net asset value                      $  1.54     $   (1.95)   $   (1.43)    $ (0.63)
                                                                -------     ---------    ---------     -------
Net asset value, end of period                                  $  8.07     $    6.53    $    8.48     $  9.91
                                                                -------     ---------    ---------     -------
Total return*                                                     23.58%       (23.00)%     (14.43)%     (5.98)%
Ratio of net expenses to average net assets+                       2.14%         2.35%        2.45%       2.40%
Ratio of net investment loss to average net assets+               (0.53)%       (0.88)%      (1.12)%     (1.17)%
Portfolio turnover rate                                              74%            6%          24%         33%
Net assets, end of period (in thousands)                        $ 3,989     $   3,768    $   5,508     $ 6,756
Ratios with no waivers of managemnet fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.70%         2.69%        2.57%       2.76%
 Net investment loss                                              (1.09%)       (1.22%)      (1.24%)     (1.53%)
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.14%         2.35%        2.44%       2.35%
 Net investment loss                                              (0.53)%       (0.88%)      (1.11%)     (1.12%)

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                         Six Months
                                                           Ended          8/11/04(a)
                                                          6/30/05             to
                                                        (unaudited)        12/31/04
CLASS Y
Net asset value, beginning of period                     $  9.21          $   8.01
                                                         -------          --------
Increase from investment operations:
  Net investment income                                  $  0.02          $   0.03
  Net realized and unrealized gain (loss) on
   investments                                             (0.01)             1.21
                                                         -------          --------
     Net increase from investment operations             $  0.01          $   1.24
Distributions to shareowners:
  Net investment income                                        -             (0.04)
                                                         -------          --------
Net increase in net asset value                          $  0.01          $   1.20
                                                         -------          --------
Net asset value, end of period                           $  9.22          $   9.21
                                                         -------          --------
Total return*                                               0.11%            15.51%(b)
Ratio of net expenses to average net assets+                1.16%**           1.01%**
Ratio of net investment income to average net
  assets+                                                   0.68%**           2.14%**
Portfolio turnover rate                                       78%**            106%
Net assets, end of period (in thousands)                 $ 9,969          $  2,374
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                              1.54%**           2.28%**
  Net investment income                                     0.30%**           0.86%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                              1.16%**           1.01%**
  Net investment income                                     0.68%**           2.14%**

(a) Class Y shares were first publicly offered on August 11, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

(b) Not Annualized.

30     The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies Pioneer Research Fund (the
Fund), formerly Pioneer Core Equity, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities. Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Research Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   At June 30, 2005, the Fund had no outstanding portfolio or settlement hedges.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Pioneer Research Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $78,755
  Long-term capital gain             -
                               -------
   Total                       $78,755
                               -------

--------------------------------------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------

                                          2004
--------------------------------------------------------------------------------
  Undistributed ordinary income     $         -
  Capital loss carryforward          (6,293,136)
  Post October Loss Deferral             (3,500)
  Unrealized appreciation             1,861,681
                                    -----------
   Total                            $(4,434,955)
                                    -----------
--------------------------------------------------------------------------------

   The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.

E. Fund Shares

   The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $952 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2005.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and


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   allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


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NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
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2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.

Through August 31, 2005, PIM has contractually agreed not to impose all or portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. The portion of Fund expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. Effective June 16, 2003, PIM has further agreed not to impose all or a portion of its management fee and, if necessary, to further limit other operating expenses of the Fund to the extent required to further reduce Class A expenses to 1.15% of the Fund's average daily net assets attributable to Class A shares. The portion of Fund expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. This additional waiver/subsidy is voluntary and may be revised or terminated at any time by PIM.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $580 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,507 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement


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of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $305 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $9,532 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $369 under such arrangements.


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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the


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Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of breakpoints in the management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of


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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the third quintile of the peer group for the three years ended June 30, 2004 and the second quintile of the peer group for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's


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Pioneer Research Fund

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   out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded


                                                                              41
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Pioneer Research Fund
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FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

   that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels, in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.


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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Osbert M. Hood, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Osbert M. Hood                               Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.


                                                                              43
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PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. To utilize this service, call 1-800-225-4321. For specific account information, have your account number, fund number and your personal identification number (PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinvestment Privilege (for Class A and Class B Shares) This privilege enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.


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Automatic Investment Plan
An easy and convenient way for you to invest on a regular basis. Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments. Watch your investments grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer.

Automatic Exchange Program
A systematic way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 1-800-225-6292 or visit www.pioneerfunds.com.


                                                                              45
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THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                  Pioneer Ibbotson Conservative
Pioneer Fund                                   Allocation Fund
Pioneer Balanced Fund                        Pioneer Ibbotson Moderate
Pioneer Cullen Value Fund                      Allocation Fund
Pioneer Equity Income Fund                   Pioneer Ibbotson Growth
Pioneer Equity Opportunity Fund                Allocation Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares                        International/Global Equity
Pioneer Mid Cap Growth Fund                  Pioneer Emerging Markets Fund
Pioneer Mid Cap Value Fund                   Pioneer Europe Select Equity Fund
Pioneer Oak Ridge Large Cap                  Pioneer International Equity Fund
  Growth Fund                                Pioneer International Value Fund
Pioneer Oak Ridge Small Cap
  Growth Fund**                              Fixed Income
Pioneer AmPac Growth Fund(1)                 Pioneer America Income Trust
Pioneer Small and Mid Cap                    Pioneer Bond Fund
  Growth Fund(2)                             Pioneer California Tax Free
Pioneer Growth Leaders Fund(3)                 Income Fund
Pioneer Strategic Growth Fund(4)             Pioneer Global High Yield Fund
Pioneer Real Estate Shares                   Pioneer High Yield Fund
Pioneer Research Fund                        Pioneer Municipal Bond Fund
Pioneer Small Cap Value Fund                 Pioneer Short Term Income Fund
Pioneer Small Company Fund                   Pioneer Strategic Income Fund
Pioneer Value Fund                           Pioneer Tax Free Income Fund

Asset Allocation                             Money Market
Pioneer Ibbotson Aggressive                  Pioneer Cash Reserves Fund*
  Allocation Fund                            Pioneer Tax Free Money Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.


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                           This page for your notes.

                                                                              47
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                           This page for your notes.

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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.